THE ADVISORS’ INNER CIRCLE FUND III

Knights of Columbus Core Bond Fund

Knights of Columbus Limited Duration Fund

Knights of Columbus Large Cap Growth Fund

Knights of Columbus Large Cap Value Fund

Knights of Columbus Small Cap Fund

Knights of Columbus International Equity Fund

Knights of Columbus Long/Short Equity Fund

Knights of Columbus U.S. All Cap Index Fund

Knights of Columbus Real Estate Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated January 20, 2021 to:

•	the Knights of Columbus Real Estate Fund’s Summary Prospectus, dated July 20, 2020 (the “Real Estate Fund Summary Prospectus”);
•	the Knights of Columbus Core Bond Fund’s Summary Prospectus, the Knights of Columbus Limited Duration Fund’s Summary Prospectus, the Knights of Columbus Large Cap Growth Fund’s Summary Prospectus, the Knights of Columbus Large Cap Value Fund’s Summary Prospectus, the Knights of Columbus Small Cap Fund’s Summary Prospectus, the Knights of Columbus International Equity Fund’s Summary Prospectus, the Knights of Columbus Long/Short Equity Fund’s Summary Prospectus and the Knights of Columbus U.S. All Cap Index Fund’s Summary Prospectus, each dated March 1, 2020 (together with the Real Estate Fund Summary Prospectus, the “Summary Prospectuses”);
•	the Prospectus for the Knights of Columbus Real Estate Fund, dated July 20, 2020 (the “Real Estate Fund Prospectus”);
•	the Prospectus for the Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Fund, Knights of Columbus International Equity Fund, Knights of Columbus Long/Short Equity Fund and Knights of Columbus U.S. All Cap Index Fund, dated March 1, 2020, as supplemented July 20, 2020 (together with the Real Estate Fund Prospectus, the “Prospectuses”);
•	the Statement of Additional Information for the Knights of Columbus Real Estate Fund, dated July 20, 2020 (the “Real Estate Fund SAI”); and
•	the Statement of Additional Information for the Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Fund, Knights of Columbus International Equity Fund, Knights of Columbus Long/Short Equity Fund and Knights of Columbus U.S. All Cap Index Fund, dated March 1, 2020, as supplemented July 20, 2020 (together with the Real Estate Fund SAI, the “SAIs”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectuses and SAIs, and should be read in conjunction with the Summary Prospectuses, Prospectuses and SAIs.

Effective on or about February 28, 2021 (the “Conversion Date”), each Fund will automatically convert its outstanding Investor Shares to I Shares of the Fund (the “Conversion”). After the Conversion Date, Investor Shares will no longer be offered by the Funds, and will be terminated as a separately designated class of the Funds.

In connection with the Conversion, effective immediately, Investor Shares are closed to new investors and new accounts. Until the Conversion Date, existing Investor Shares shareholders (i) may continue to make additional purchases of Investor Shares and (ii) will continue to have their dividend and capital gains distributions reinvested.

The Conversion of each Fund’s Investor Shares into I Shares on the Conversion Date is not expected to be a taxable event for federal income tax purposes or to result in the recognition of gain or loss by converting shareholders, although shareholders should consult their own tax advisors.

Shareholders who are subject to the Conversion will be deemed to be eligible investors for purposes of the I Shares’ minimum initial investment requirement.

For each Fund, I Shares currently have a lower total expense ratio than Investor Shares and are not subject to the distribution and/or service (12b-1) fees or the shareholder servicing fees payable by the Fund with respect to Investor Shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

KOC-SK-007-0100

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